UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09583
                                                     ---------
                           UBS Eucalyptus Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Mark D. Goldstein, Esq.
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-9036
                                                            ------------
                   Date of fiscal year end: December 31, 2003
                                            -----------------
                     Date of reporting period: June 30, 2003
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                          UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)




                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2003

                          UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)




                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2003



                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital ..............           1

Statement of Operations ............................................           2

Statements of Changes in Members' Capital ..........................           3

Statement of Cash Flows ............................................           4

Notes to Financial Statements ......................................           5

Schedule of Portfolio Investments ..................................          12

Schedule of Investments by Country .................................          16

                                                     UBS EUCALYPTUS FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $204,937,307)             $233,906,356
Cash and cash equivalents                                             10,492,565
Receivables:
  Due from broker                                                     48,657,693
  Investments sold, not settled                                          586,905
  Dividends                                                               50,142
  Interest                                                                 6,602
Other assets                                                               5,502
--------------------------------------------------------------------------------

TOTAL ASSETS                                                         293,705,765
--------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds
  of sales $47,632,170)                                               55,830,535
Payables:
  Margin loan                                                         24,892,875
  Withdrawals payable                                                    296,551
  Investments purchased, not settled                                     743,354
  Management fee                                                         205,416
  Professional fees                                                       85,357
  Interest                                                                73,898
  Administration fee                                                      36,943
  Other                                                                   90,486
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                     82,255,415
--------------------------------------------------------------------------------

NET ASSETS                                                          $211,450,350
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                           $190,694,093
Accumulated net unrealized appreciation on investments
  and other assets and liabilities denominated in
  foreign currencies                                                  20,756,257
--------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                              $211,450,350
--------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements    1

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less foreign withholding taxes of $104,118)             $    612,457
Interest                                                                 27,435
Other income                                                                687
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 640,579
--------------------------------------------------------------------------------

EXPENSES

Management fee                                                        1,101,718
Interest                                                                344,575
Professional fees                                                        83,938
Administration fee                                                       61,529
Miscellaneous                                                            65,977
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        1,657,737
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (1,017,158)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
         FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain/(loss) from:
  Investments                                                           144,481
  Foreign currency transactions                                         (55,402)
Change in net unrealized appreciation/depreciation from:
  Investments                                                        42,077,831
  Other assets and liabilities denominated in foreign currencies        (40,546)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
             FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS      42,126,364
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS           $ 41,109,206
--------------------------------------------------------------------------------


                                                                               2
    The accompanying notes are an integral part of these financial statements

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
     SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                        MANAGING
                                                                         MEMBER            MEMBERS            TOTAL
------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2002                                  $ 10,304,087      $ 318,071,683      $ 328,375,770

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                              3,577         (2,786,986)        (2,783,409)
  Net realized loss from investments
        and foreign currency transactions                                (479,267)       (19,162,929)       (19,642,196)
  Change in net unrealized
        appreciation/depreciation from investments and other
        assets and liabilities denominated in foreign currencies       (1,493,608)       (72,860,875)       (74,354,483)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
        DERIVED FROM OPERATIONS                                        (1,969,298)       (94,810,790)       (96,780,088)
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                         --          2,936,039          2,936,039
  Members' withdrawals                                                 (3,581,687)       (53,598,294)       (57,179,981)
  Offering costs                                                              (42)            (2,343)            (2,385)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
        FROM CAPITAL TRANSACTIONS                                      (3,581,729)       (50,664,598)       (54,246,327)
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                                $  4,753,060      $ 172,596,295      $ 177,349,355
------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                        (764)        (1,023,245)        (1,024,009)
  Net realized gain from investments
        and foreign currency transactions                                  15,006             67,221             82,227
  Change in net unrealized
        appreciation/depreciation from investments and other
        assets and liabilities denominated in foreign currencies        1,158,898         40,871,535         42,030,433
Incentive allocation                                                       20,555                 --             20,555
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM OPERATIONS                                         1,193,695         39,915,511         41,109,206
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                         --            194,000            194,000
  Members' withdrawals                                                         --         (7,201,993)        (7,201,993)
  Offering costs                                                               (6)              (212)              (218)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
        FROM CAPITAL TRANSACTIONS                                              (6)        (7,008,205)        (7,008,211)
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2003                                    $  5,946,749      $ 205,503,601      $ 211,450,350
------------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of these financial statements  3

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2003

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations           $ 41,109,206
Adjustments to reconcile net increase in Members'
  capital derived from operations to net cash provided
  by operating activities:
  Purchases of investments                                          (86,484,910)
  Proceeds from disposition of investments                           86,339,916
  Net realized gain on investments                                     (144,481)
  Change in net unrealized appreciation/depreciation
    on investments                                                  (42,077,831)
  Changes in assets and liabilities:
    (Increase)/decrease in assets:
       Due from broker                                                3,796,159
       Investments sold, not settled                                  7,782,516
       Dividends                                                        (11,612)
       Interest                                                           3,065
       Other assets                                                      (5,502)
    Increase/(decrease) in payables:
      Investments purchased, not settled                                743,354
      Management fee                                                     (2,885)
      Professional fees                                                 (13,831)
      Interest                                                           30,730
      Administration fee                                                (78,136)
      Other                                                              49,115
--------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                            11,034,873

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                    194,000
Manager contributions                                                        --
Margin loan, net                                                      3,812,087
Members' withdrawals                                                (28,993,139)
Offering costs                                                             (218)
--------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                               (24,987,270)

Net decrease in cash and cash equivalents                           (13,952,397)
Cash and cash equivalents--beginning of period                       24,444,962
--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                           $ 10,492,565
--------------------------------------------------------------------------------

Supplemental cash flows disclosure:
       Interest paid                                               $    344,575
--------------------------------------------------------------------------------

                                                                               4
    The accompanying notes are an integral part of these financial statements

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

1.    ORGANIZATION

      UBS Eucalyptus Fund, L.L.C. (formerly, UBS PW Eucalyptus Fund, L.L.C.) (the "Fund") was organized as a limited liability company under the laws of Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors. Although the Fund will invest primarily in publicly traded securities, it may invest up to 15% of the value of its total assets (measured at the time of purchase) in restricted securities and other investments which are illiquid. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund also may invest in securities of both established and emerging companies, the securities of which may be denominated in foreign currencies. The Fund commenced operations on November 22, 1999.

      The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Eucalyptus Management, L.L.C. (formerly, PW Eucalyptus Management, L.L.C.) (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

      The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") (formerly, PW Fund Advisor, L.L.C.) and OrbiMed Advisers L.L.C. ("OrbiMed"). UBSFA is the Managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG. The Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed will manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

      Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

      The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES

      A.  PORTFOLIO VALUATION

      Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

      Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

      When the Fund holds restricted securities of a class that has been sold to the public or PIPES, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities.

      Private securities including warrants are valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investment is revalued in a manner that the Manager, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when transactions or events occur that directly affect the value of such securities. Downward adjustments relating to such securities are also made in the event that the eventual realizable value is determined to be less than the carrying value.

      Fair value represents a good faith approximation of the value of an asset and is used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its Interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors. Securities with a value of $1,326,538 were fair valued at June 30, 2003, by the Manager.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A.  PORTFOLIO VALUATION (CONTINUED)

      All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

      On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

      Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense are recorded on the accrual basis. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      C.  FUND COSTS

      The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

      D.  INCOME TAXES

      No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

      E.  CASH AND CASH EQUIVALENTS

      Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

      F.  USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    MANAGEMENT FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS

      UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Member's capital account, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to OrbiMed.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

3.    MANAGEMENT FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS
      (CONTINUED)

      UBS Financial Services Inc. ("UBS FSI") (formerly, UBS PaineWebber Inc.), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

      The  Fund  may  execute  portfolio  transactions  through  UBS FSI and its affiliates.  During the six months  ended June 30,  2003,  UBS FSI and its affiliates earned brokerage commissions of $9,682 from portfolio transactions executed on behalf of the Fund.

      The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2003 and the year ended December 31, 2002 was $20,555 and $0, respectively, and has been recorded as an increase to the Manager's capital account. For Members which were not in the Fund for twelve months as of June 30, 2003 or December 31, 2002, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

      Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2003 were $10,500.

      PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

      PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS FSI or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC, Inc.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

4.    SECURITIES TRANSACTIONS

      Aggregate purchases and proceeds from sales of investment securities, for the six months ended June 30, 2003, amounted to $86,484,910 and $86,339,916, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $21,116,541 and $21,013,397 respectively, and purchases and sales of options and warrants amounting to $104,270 and $65,786, respectively. Net realized gains resulting from short positions were $4,123,850 for the six months ended June 30, 2003.

      At June 30, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2003, accumulated net unrealized appreciation on investments of $20,770,684, which consists of $71,917,330 gross unrealized appreciation and $51,146,646 gross unrealized depreciation.

5.    SHORT-TERM BORROWINGS

      The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2003, the Fund's average interest rate paid on borrowings was 2.00% per annum and the average borrowings outstanding were $17,287,952. The Fund had borrowings outstanding at June 30, 2003 totaling $24,892,875.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

      In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

      Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly,

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

      these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

      The Fund may enter into forward foreign currency exchange contracts to hedge the currency risk associated with the settlement of foreign denominated security transactions. At June 30, 2003, the Fund had no such forward foreign currency exchange contracts outstanding.

      During the six months ended June 30, 2003, the Fund did not trade any futures contracts.

7.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                                     PERIOD FROM
                                                                                                                  NOVEMBER 22, 1999
                                            SIX MONTHS                                                             (COMMENCEMENT OF
                                               ENDED                                                             OPERATIONS) THROUGH
                                           JUNE 30, 2003                   YEARS ENDED DECEMBER 31,                 DECEMBER 31,
                                            (UNAUDITED)            2002              2001              2000             1999
                                            -----------            ----              ----              ----             ----
Ratio of net investment loss to
average net assets***                         (1.09)%*             (1.13)%           (0.95)%           (1.15)%          (6.11)%*
Ratio of total expenses to average
net assets***                                  1.78%*               2.00%             1.70%             1.95%            8.74%*
Portfolio turnover rate                       33.17%               73.26%            73.08%            75.13%           10.94%
Total return**                                23.50%              (30.18)%           (3.27)%           84.95%            8.62%
Average debt ratio***                          9.20%               17.11%             5.57%             5.46%            0.28%
Net asset value at end of period           $211,450,350        $177,349,355       $328,375,770      $383,241,035      $40,019,467

      *    Annualized.
      **   Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted,  after  Incentive  Allocation to the Manager,  and does not reflect the deduction of placement fees, if any,  incurred when  subscribing to the Fund.  Total returns for a period of less than a full year are not annualized.
      ***  The average net assets used in the above ratios are calculated by adding any withdrawals  payable effective at the end of a period to the net assets for such period.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003

  SHARES                                                            MARKET VALUE
--------------------------------------------------------------------------------
             INVESTMENTS IN SECURITIES (110.62%)
             -----------------------------------
             COMMON STOCK (109.01%)
             ----------------------
             DIAGNOSTIC EQUIPMENT (2.13%)
   110,101   Gen-Probe, Inc. *                                    $   4,510,838
                                                                  -------------

             DRUG DELIVERY SYSTEMS (1.94%)
   186,400   Atrix Laboratories, Inc. *, (a)                          4,095,208
                                                                  -------------

             ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.50%)
   234,500   Caliper Technologies Corp. *, (a)                        1,069,320
                                                                  -------------

             MEDICAL - BIOMEDICAL/GENETICS (35.10%)
   173,000   Affymetrix, Inc. *, (a)                                  3,409,830
   210,000   Alexion Pharmaceuticals, Inc. *, (a)                     3,570,000
   215,000   Amgen, Inc. *, (a)                                      14,177,100
   506,200   ArQule, Inc. *, (a)                                      2,085,544
   440,000   Cambridge Antibody Technology
               Group PLC - (United Kingdom) *, **                     3,811,881
   107,400   Encysive Pharmaceuticals, Inc. *                           515,520
   341,000   Enzon Pharmaceuticals, Inc. *, (a)                       4,279,550
   152,000   Genentech, Inc. *, (a)                                  10,962,240
   300,000   Genzyme Corp. *, (a)                                    12,558,000
    63,600   ICOS Corp. *, (a)                                        2,344,932
   230,200   IDEC Pharmaceuticals Corp. *, (a)                        7,826,800
   572,500   Immunomedics, Inc. *, (a)                                3,623,925
   134,333   Neose Technologies, Inc. *, (c)                          1,326,538
   612,500   Savient Pharmaceuticals, Inc. *, (a)                     2,860,375
    76,000   Transkaryotic Therapies, Inc. *                            877,040
                                                                  -------------
                                                                     74,229,275
                                                                  -------------

             MEDICAL - DRUGS (49.50%)
   111,000   Actelion Ltd. - (Switzerland) *, **                      7,391,587
   200,000   Altana AG - (Germany) **                                12,617,992
   445,000   Chugai Pharmaceutical Co., Ltd. - (Japan) **             5,055,008
    85,000   Eli Lilly and Co. *, (a)                                 5,862,450
   330,000   Fujisawa Pharmaceutical Co., Ltd. - (Japan) **           6,183,636
   335,500   Ligand Pharmaceuticals, Inc. - Class B *                 4,559,445
   135,000   MedImmune, Inc. *, (a)                                   4,909,950
   650,000   Orphan Medical, Inc. *, (b)                              5,941,000
    40,000   Orphan Medical, Inc. *, (b)                                365,600
    26,000   OSI Pharmaceuticals, Inc.                                  837,460
   366,600   Pfizer, Inc. (a)                                        12,519,390
   255,000   Pharmacopeia, Inc. *, (a)                                2,103,750
   122,000   Sanofi-Synthelabo SA - (France) **                       7,144,990
    14,000   Serono SA - Class B - (Switzerland) **                   8,227,147
   205,000   Takeda Chemical Industries, Ltd. - (Japan) **            7,563,190
   435,000   Tanabe Seiyaku Co., Ltd. - (Japan) **                    2,919,925
   230,000   Wyeth (a)                                               10,476,500
                                                                  -------------
                                                                    104,679,020
                                                                  -------------

             MEDICAL - GENERIC DRUGS (4.63%)
    71,000   Barr Laboratories, Inc. *                                4,650,500


     The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003

  SHARES                                                            MARKET VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             ------------------------
             MEDICAL - GENERIC DRUGS (CONTINUED)
   429,797   Impax Laboratories, Inc. *, (b)                      $   5,131,776
                                                                  -------------
                                                                      9,782,276
                                                                  -------------

             MEDICAL - IMAGING SYSTEMS (0.28%)
   184,561   Palatin Technology, Inc. *, (b)                            588,750
                                                                  -------------

             MEDICAL INSTRUMENTS (0.56%)
   240,000   Cepheid, Inc. *                                          1,178,400
                                                                  -------------

             MEDICAL PRODUCTS (3.94%)
   500,000   Berna Biotech AG - (Switzerland) **                      4,651,025
    72,000   Biovail Corp.                                            3,388,320
    20,000   Epix Medical, Inc.                                         283,000
                                                                  -------------
                                                                      8,322,345
                                                                  -------------

             THERAPEUTICS (10.43%)
   138,000   Corixa Corp. *                                           1,066,740
   217,500   Gilead Sciences, Inc. *, (a)                            12,082,125
    68,000   NPS Pharmaceuticals, Inc. *                              1,655,120
   420,000   Onyx Pharmaceuticals, Inc. *, (b)                        5,069,400
   180,000   Onyx Pharmaceuticals, Inc. *, (a)                        2,172,600
                                                                  -------------
                                                                     22,045,985
                                                                  -------------
             TOTAL COMMON STOCK (Cost $202,042,011)                 230,501,417
                                                                  -------------

             WARRANTS (0.49%)
             ----------------
             MEDICAL - BIOMEDICAL/GENETICS (0.00%)
    23,143   Lynx Therapeutics, Inc., $13.58, 4/16/07 *, (b)                 --
       600   Orchid Biosciences, Inc., $4.34, 12/12/11 *, (b)                --
       229   Orchid Biosciences, Inc., $1.61, 9/20/04 *, (b)                 --
       229   Orchid Biosciences, Inc., $4.70, 7/24/11 *, (b)                 --
                                                                  -------------
                                                                             --
                                                                  -------------

             MEDICAL - GENERIC DRUGS (0.17%)
    82,000   Impax Laboratories, Inc., $7.43, 5/06/08 (b)               370,230
                                                                  -------------

             MEDICAL - IMAGING SYSTEMS (0.01%)
    46,140   Palatin Technology, Inc., $2.70, 10/31/06 *, (b)            22,609
                                                                  -------------

             THERAPEUTICS (0.31%)
    30,000   Biopure Corporation, $3.63, 3/20/08 *, (b)                  71,700
   250,000   Cypress Bioscience, Inc.,$3.07, 3/28/07 *, (b)             315,000
   105,000   Onyx Pharmaceuticals, Inc., $9.59, 5/06/09 *, (b)          260,400
                                                                  -------------
                                                                        647,100
                                                                  -------------
             TOTAL WARRANTS (Cost $695,296)                           1,039,939
                                                                  -------------

     The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003

   PAR                                                              MARKET VALUE
--------------------------------------------------------------------------------
             CORPORATE BONDS (1.12%)
             -----------------------
             THERAPEUTICS (1.12%)
 2,200,000   Corixa Corp 4.25% 07/01/08                           $   2,365,000
                                                                  -------------
             TOTAL CORPORATE BONDS (Cost $2,200,000)                  2,365,000
                                                                  -------------
             INVESTMENTS IN SECURITIES (Cost $204,937,307)          233,906,356
                                                                  -------------

 SHARES
----------
             SECURITIES SOLD, NOT YET PURCHASED ((26.40)%)
             ---------------------------------------------
             COMMON STOCK SOLD, NOT YET PURCHASED ((26.40)%)
             -----------------------------------------------
             DRUG DELIVERY SYSTEMS ((0.35)%)
    72,200   Nastech Pharmaceutical Co., Inc. *                        (745,826)
                                                                  -------------

             MEDICAL - BIOMEDICAL/GENETICS ((12.45)%)
   230,900   Aeterna Laboratories Inc *                              (1,408,490)
   145,000   Aksys Ltd *                                             (1,870,500)
   109,400   Aphton Corp. *                                            (902,550)
    36,000   Ciphergen Biosystems, Inc.*                               (369,000)
   164,850   Enzo Biochem, Inc. *                                    (3,547,572)
   121,700   Exact Sciences Corp. *                                  (1,332,615)
   192,600   Gene Logic, Inc. *                                      (1,145,970)
   290,500   Geron Corp. *                                           (2,114,840)
   219,000   Lexicon Genetics, Inc. *                                (1,445,400)
    57,000   Myriad Genetics, Inc. *                                   (774,630)
   122,600   Neose Technologies, Inc. *                              (1,226,000)
   365,000   Neurochem, Inc. - (Canada) *, **                        (3,760,810)
    37,600   Nymox Pharmaceutical Corp. *                              (121,824)
    28,500   Sirna Therapeutics, Inc. *                                (251,085)
   545,700   Vasogen, Inc. - (Canada) *, **                          (2,634,621)
   508,000   Zeltia, S.A. - (Spain) **                               (3,430,146)
                                                                  -------------
                                                                    (26,336,053)
                                                                  -------------

             MEDICAL - DRUGS ((3.68)%)
    49,400   American Pharmaceutical Partners, Inc. *                (1,674,660)
    87,000   Oxigene, Inc. *                                           (860,430)
   145,000   Shionogi & Co., Ltd. - (Japan) **                       (1,964,731)
   282,000   Zymogenetics, Inc. *                                    (3,288,120)
                                                                  -------------
                                                                     (7,787,941)
                                                                  -------------

             MEDICAL INSTRUMENTS ((0.51)%)
    71,600   Kyphon, Inc. *                                          (1,073,284)
                                                                  -------------

             MEDICAL PRODUCTS ((0.82)%)
   334,700   Luminex Corp. *                                         (1,723,705)
                                                                  -------------

             THERAPEUTICS ((8.59)%)
   180,000   Amylin Pharmaceuticals, Inc. *                          (3,960,000)
   166,100   Antigenics, Inc. *                                      (1,911,811)
   358,500   Biopure Corporation *                                   (2,165,340)
   104,000   Esperion Therapeutics, Inc. *                           (2,020,720)
   266,000   Genta, Inc. *                                           (3,537,800)
     9,100   ImClone Systems, Inc. *                                   (290,927)

     The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003

  SHARES                                                            MARKET VALUE
--------------------------------------------------------------------------------
             COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
             ------------------------------------------------
             THERAPEUTICS (CONTINUED)
   365,000   Isis Pharmaceuticals, Inc. *                         $  (1,949,100)
   168,820   NeoPharm, Inc. *                                        (2,328,028)
                                                                  -------------
                                                                    (18,163,726)
                                                                  -------------
             TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
             (Proceeds $(47,632,170))                               (55,830,535)
                                                                  -------------
             SECURITIES SOLD, NOT YET PURCHASED
             (PROCEEDS $(47,632,170))                               (55,830,535)
                                                                  -------------
   TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD,
   NOT YET PURCHASED -- 84.22%                                      178,075,821
                                                                  -------------
   OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 15.78%             33,374,529
                                                                  -------------
   TOTAL NET ASSETS -- 100.00%                                    $ 211,450,350
                                                                  =============
*   Non-income producing securitiy
**  Foreign
(a) Partially or wholly held ($115,850,756 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b) Private investment in public equity (freely tradeable) at market value.
(c) Private equity investment valued at fair value.The total market value of investments valued at fair value amounted to $1,326,538, which represented 0.63% of the net assets at June 30, 2003.

     The preceding notes are an integral part of these financial statements.
                                                                              15

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                              SCHEDULE OF INVESTMENTS BY COUNTRY
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------
                                                                    PERCENTAGE
COMMON STOCK                               MARKET VALUE           OF NET ASSETS

United States of America                           $ 164,935,037         78.00%
Japan                                                 21,721,759         10.27%
Switzerland                                           20,269,759          9.59%
Germany                                               12,617,992          5.97%
France                                                 7,144,990          3.37%
United Kingdom                                         3,811,881          1.81%
-------------------------------------------------------------------------------

TOTAL COMMON STOCK                                   230,501,418        109.01%
-------------------------------------------------------------------------------

WARRANTS

United States of America                               1,039,938          0.49%
-------------------------------------------------------------------------------

TOTAL WARRANTS                                         1,039,938          0.49%
-------------------------------------------------------------------------------

CORPORATE BONDS

United States of America                               2,365,000          1.12%
-------------------------------------------------------------------------------

TOTAL CORPORATE BONDS                                  2,365,000          1.12%
-------------------------------------------------------------------------------

COMMON STOCK SOLD, NOT YET PURCHASED

United States of America                             (44,040,227)       (20.83%)
Canada                                                (6,395,431)        (3.02%)
Spain                                                 (3,430,146)        (1.62%)
Japan                                                 (1,964,731)        (0.93%)
-------------------------------------------------------------------------------

TOTAL COMMON STOCK SOLD, NOT YET PURCHASED           (55,830,535)       (26.40%)
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES                 33,374,529         15.78%
--------------------------------------------------------------------------------

TOTAL NET ASSETS                                   $ 211,450,350        100.00%
--------------------------------------------------------------------------------

     The preceding notes are an integral part of these financial statements.
                                                                              16



ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Eucalyptus Fund L.L.C.
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.